Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss)	$ (36,986)	$ 103,903	$ 65,984
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	33,919	28,582	31,334
Amortization and impairment of other intangible assets	22,586	22,371	47,666
Goodwill impairment charge	110,387
Acquisition-related contingent consideration	(3,064)	(6,465)	1,190
Provision for doubtful accounts	14,179	12,586	10,720
Non-cash share-based compensation	29,361	37,352	35,246
Excess tax benefits from share-based compensation	(515)	(1,597)	(204)
Non-cash interest expense and loss on extinguishment of debt	9,824	8,439	12,670
Other	27	(471)	482
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, billed and unbilled	(3,691)	(94,178)	(18,881)
Notes receivable	(25,730)	(3,781)	(22,159)
Prepaid expenses and other assets	(1,895)	3,933	1,136
Accounts payable, accrued expenses and other	(12,458)	11,472	18,611
Income taxes	(6,816)	22,227	8,033
Accrued compensation	(21,074)	38,073	9,357
Billings in excess of services provided	12,134	(8,618)	(6,131)
Net cash provided by operating activities	120,188	173,828	195,054
Investing activities
Payments for acquisition of businesses, net of cash received	(62,893)	(62,346)	(63,086)
Purchases of property and equipment	(27,759)	(31,091)	(22,600)
Proceeds from sale or maturity of short-term investments			15,000
Other	246	(211)	(400)
Net cash used in investing activities	(90,406)	(93,648)	(71,086)
Financing activities
Borrowings under revolving line of credit	75,000	25,000	20,000
Payments of revolving line of credit	(75,000)	(25,000)	(20,000)
Payments of long-term debt and capital lease obligations	(377,859)	(6,994)	(209,747)
Issuance of debt securities, net	292,608		390,445
Payments of debt financing fees	(2,848)		(3,054)
Cash received for settlement of interest rate swaps		5,596
Purchase and retirement of common stock	(50,032)	(209,400)	(40,634)
Net issuance of common stock under equity compensation plans	1,598	11,109	6,196
Excess tax benefit from share-based compensation	515	1,597	204
Other	(2,228)	(637)	442
Net cash (used in) provided by financing activities	(138,246)	(198,729)	143,852
Effect of exchange rate changes and fair value adjustments on cash and cash equivalents	826	(1,598)	(2,122)
Net (decrease) increase in cash and cash equivalents	(107,638)	(120,147)	265,698
Cash and cash equivalents, beginning of period	264,423	384,570	118,872
Cash and cash equivalents, end of period	156,785	264,423	384,570
Supplemental cash flow disclosures
Cash paid for interest	57,082	50,655	35,441
Cash paid for income taxes, net of refunds	46,918	38,742	33,237
Non-cash investing and financing activities:
Issuance of common stock to acquire businesses	5,193
Issuance of notes payable to acquire businesses			39,772
Issuance of stock units under incentive compensation plans	$ 3,079	$ 4,241	$ 6,531